QUARTERLY DATA (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Verso Paper’s quarterly financial data (unaudited) is as follows:

VERSO PAPER CORP.
	2013				2012
(Dollars in millions, except per share amounts)	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
Summary Statement of Operations Data:
Net sales	$350.4	$374.9	$330.4	$333.2	$361.0	$373.0	$365.3	$375.3
Gross margin(1)	62.8	69.1	36.5	41.4	50.8	71.1	42.1	38.0
Cost of products sold	313.7	332.1	320.2	317.8	337.1	330.0	355.0	368.7
Selling, general, and administrative expenses	17.8	18.0	19.2	18.8	18.2	17.5	19.9	18.8
Restructuring charges (2)	0.1	0.1	0.2	1.0	5.4	97.0	(0.1)	0.1
Other operating income (3)	—	—	(0.7)	(3.3)	(60.6)	—	—	—
Interest expense	34.3	34.4	34.4	34.7	36.8	33.2	33.3	32.1
Other loss (income), net	5.1	0.1	0.1	2.6	(0.1)	—	(22.1)	29.6
Income tax (benefit) expense	(0.6)	—	—	—	(1.3)	—	—	(0.1)
Net (loss) income	(20.0)	(9.8)	(43.0)	(38.4)	25.5	(104.7)	(20.7)	(73.9)
Share Data(4):
(Loss) earnings per share:
Basic	$(0.38)	$(0.18)	$(0.81)	$(0.72)	$0.48	$(1.98)	$(0.39)	$(1.40)
Diluted	(0.38)	(0.18)	(0.81)	(0.72)	0.48	(1.98)	(0.39)	(1.40)
Weighted average shares of common stock outstanding (thousands):
Basic	53,172	53,172	53,172	52,976	52,896	52,907	52,908	52,686
Diluted	53,172	53,172	53,172	52,976	52,913	52,907	52,908	52,686
Closing price per share:
High	$0.85	$1.13	$1.29	$1.65	$1.67	$2.00	$1.80	$2.50
Low	0.54	0.62	1.03	0.98	1.01	1.17	1.08	0.97
Period-end	0.63	0.76	1.15	1.32	1.07	1.60	1.18	1.88
(1) Gross margin represents net sales less cost of products sold, excluding depreciation, amortization, and depletion.
(2) Represents costs primarily associated with the closure of the former Sartell mill in 2012.
(3) Represents gain on sale of the former Sartell mill and Fiber Farm LLC in 2013 and gain on insurance settlement resulting from the fire at the former Sartell mill in 2012.
(4) No dividends were declared or paid in any of the periods presented.